Note 11 - Investments in Unconsolidated Entities - Summary of Individual Sensitivities of Key Unobservable Inputs to the Fair Value Measurement (Details) - OPay Digital Services Limited [member] - PWERM [member] - USD ($)
$ in Thousands
		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Weighted average equity value [member]
Disclosure of unconsolidated structured entities [line items]
Change in assumption, percentage	[1]	10.00%
Decrease in assumption		$ (29,238)	$ (25,495)
Increase in assumption		29,238	25,495
Time to exit [member]
Disclosure of unconsolidated structured entities [line items]
Decrease in assumption		25,945	23,110
Increase in assumption		$ (23,968)	(21,417)
Time to exit (Year)	[1]	6 months
Relative change in probability of sale [member]
Disclosure of unconsolidated structured entities [line items]
Change in assumption, percentage	[1],[2]	100.00%
Decrease in assumption	[2]	$ 43	826
Increase in assumption	[2]	$ (43)	(826)
Discount for lack of marketability1 [member]
Disclosure of unconsolidated structured entities [line items]
Change in assumption, percentage	[1]	5.00%
Decrease in assumption		$ 16,365	14,350
Increase in assumption		$ (16,365)	(14,350)
Discount rate, measurement input [member]
Disclosure of unconsolidated structured entities [line items]
Change in assumption, percentage	[1]	2.00%
Decrease in assumption		$ 6,465	6,965
Increase in assumption		$ (6,217)	$ (6,657)

[1]	pp – percentage points.
[2]	Represents a relative change in the probabilities of sale scenarios, offset by an equal change in the probabilities of initial public offering scenarios.